Average Annual Total Returns - Small Cap Index Fund	None 1 Year	None 5 Years	None 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	19.48%	12.97%	10.98%	19.96%	13.26%	11.20%